Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Cash Flows from Operating Activities
Net earnings	$ 2,714	$ 2,091	$ 2,006
Adjustments to reconcile net earnings to net cash provided by operating activities -
Depreciation and amortization	1,086	1,030	975
Gain on sale of business	(434)	0	0
Deferred income taxes	132	63	260
Stock compensation expense	135	84	84
Other	53	60	13
Changes in operating assets and liabilities -
Accounts receivable, net	(243)	124	6
Inventories	(592)	(307)	533
Other assets	(24)	50	7
Trade accounts payable	384	167	11
Accrued expenses and other liabilities	218	262	66
Income taxes	102	10	105
Other non-current liabilities	112	110	45
Net cash provided by operating activities	3,643	3,744	4,111
Cash Flows from Investing Activities
Purchases of short-term investments - held to maturity	0	(3,000)	(2,600)
Proceeds from short-term investments - held to maturity	0	3,500	2,100
Investment in restricted cash	191	0	0
Additions to property and equipment	(1,213)	(1,014)	(1,927)
Proceeds from sale of assets	79	51	51
Business and intangible asset acquisitions, net of cash received	(630)	(779)	(405)
Proceeds from sale of business	442	0	0
Other	(12)	(32)	5
Net cash used for investing activities	(1,525)	(1,274)	(2,776)
Cash Flows from Financing Activities
Net payment from short-term borrowings	0	0	(70)
Net proceeds from issuance of long-term debt	0	0	987
Payments of long-term debt	(17)	(576)	0
Stock purchases	(2,028)	(1,756)	(279)
Proceeds related to employee stock plans	235	233	138
Cash dividends paid	(647)	(541)	(446)
Other	15	(37)	(21)
Net cash (used for) provided by financing activities	(2,442)	(2,677)	309
Net (decrease) increase in cash and cash equivalents	(324)	(207)	1,644
Cash and cash equivalents, beginning of period	1,880	2,087	443
Cash and cash equivalents, end of period	$ 1,556	$ 1,880	$ 2,087